Goodwill	12 Months Ended
Sep. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Disclosure [Text Block]
8.	Goodwill

2011	Amount

Balance, September 30, 2010	$658,904
Recognition of future income tax asset	(77,382)
Impact of foreign currency translation	(4,682)
Balance, September 30, 2011	$576,840

During 2011, an adjustment was made to the carrying value of goodwill totalling $77,382.  The adjustment represented the application of the future tax asset arising from the amount of PNI Digital Media Europe Ltd. loss carry-forwards the Company considers more likely than not to be utilized.  For further details refer to 25(h).

2010	Amount

Balance, September 30, 2009	$1,664,759
Recognition of future income tax asset to offset current year income taxes payable	(274,462)
Recognition of future income tax asset	(674,690)
Impact of foreign currency translation	(56,703)
Balance, September 30, 2010	$658,904

During 2010, two adjustments were made to the carrying value of goodwill totalling $949,152.  The first adjustment of $274,462 represents the application of PNI Digital Media Europe Ltd. loss carry-forwards to eliminate the current year income taxes payable of the entity.   The second adjustment of $674,690 represents the application of the future tax asset arising from the amount of PNI Digital Media Europe Ltd. loss carry-forwards the Company considers more likely than not to be utilized.